Filed pursuant to Rule 497(e)

File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED 31 JULY 2023 TO THE
FUNDS’ PROSPECTUS current as of the date hereof

Artisan Focus Fund

Artisan Global Discovery Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan International Fund

Artisan International Explorer Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Select Equity Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Value Fund

(each, a “Fund” and collectively, the “Funds”)

IMPORTANT NOTICE REGARDING CHANGES IN THE INVESTMENT OBJECTIVE OF EACH FUND

At a meeting held on 16 February 2023, the board of directors of Artisan Partners Funds, Inc. (the “board”) approved changing the investment objective of each Fund, effective on 1 September 2023 (the “Effective Date”), as set forth below. The investment objective of each Fund may be changed by the board without the approval of shareholders. This notice is made pursuant to the Funds’ policy of providing shareholders at least 30 days’ prior written notice of the implementation of any change in a Fund’s investment objective.

Investment Objective Changes

On the Effective Date, the information regarding each Fund’s respective investment objective set forth in “Fund Summaries—Investment Objective” and “Additional Information about the Funds’ Investment Strategies” in the prospectus will be updated as follows:

Fund	Current Investment Objective	New Investment Objective
Artisan Focus Fund	The Fund seeks maximum long-term capital appreciation	The Fund seeks long-term capital appreciation

Artisan Global Discovery Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan International Fund

Artisan International Explorer Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Select Equity Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Value Fund

	The Fund seeks maximum long-term capital growth	The Fund seeks long-term capital growth

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE